Average Annual Total Returns{- Fidelity® International Sustainability Index Fund} - 10.31 Fidelity Sustainability Index Funds Combo PRO-07 - Fidelity® International Sustainability Index Fund	Fidelity International Sustainability Index Fund Return Before Taxes Past 1 year	Fidelity International Sustainability Index Fund Return Before Taxes Since Inception		Fidelity International Sustainability Index Fund After Taxes on Distributions Past 1 year	Fidelity International Sustainability Index Fund After Taxes on Distributions Since Inception		Fidelity International Sustainability Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity International Sustainability Index Fund After Taxes on Distributions and Sales Since Inception		IXZFG Past 1 year	IXZFG Since Inception
Total	22.18%	6.69%	[1]	21.66%	6.25%	[1]	13.68%	5.22%	[1]	23.35%	7.71%	[1]

[1]	(a)From May 9, 2017